RECLAMATION PROVISION (Tables)	3 Months Ended
Mar. 31, 2022
RECLAMATION PROVISION (Tables)
Reconciliation Of The Changes In The Company's Reclamation Provision
	March 31, 2022	December 31, 2021

Balance at beginning of the period	$726	$808
Changes in estimates	-	(105)
Unwinding of discount related to continuing operations	10	47
Effect of movements in exchange rates	22	(24)
Balance at end of the period	$758	$726